Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Deferred rent liability	$ 400,000	$ 400,000
Rental expense	700,000	500,000	$ 400,000
Contingency reserves for litigation liabilities	$ 0	$ 0